Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Equity-Income	-2.16%	8.55%	93.08%	298.56%
Russell 3000 ® Value	-1.23%	9.72%	106.02%	312.25%
Equity Income Funds Average	-3.83%	4.88%	78.21%	224.02%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 111 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The averages are listed on page 5 of this report.*

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Equity-Income	8.55%	14.06%	14.83%
Russell 3000 Value	9.72%	15.55%	15.22%
Equity Income Funds Average	4.88%	12.01%	12.16%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income Fund on July 31, 1991. As the chart shows, by July 31, 2001, the value of the investment would have grown to $39,856 - a 298.56% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,225 - a 312.25% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of July 31, 2001, the six months, one year, five year, and 10 year cumulative total returns for the equity income funds average were, -3.00%, 6.14%, 74.57%, and 219.70%, respectively; and the one year, five year, and 10 year average annual total returns were, 6.14%, 11.62%, and 12.15%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Slower economic growth continued to plague U.S. stock markets during the six-month period ending July 31, 2001, despite a fairly strong rally across many sectors during the second quarter of this year. A continuation of corporate earnings misses in July prompted more layoffs and a further reduction in consumer confidence. Even the Federal Reserve Board's six interest-rate cuts in the first seven months of 2001 couldn't seem to stop the economy's slide. How well one's equity portfolio fared during the past six months largely depended on one's investment style of choice. Growth indexes of almost any kind - be it large-, mid- or small-cap - generally suffered double-digit losses during the past six months. Value indexes, on the other hand, particularly those with a smaller-cap slant, eked out single digit gains. For the six-month period ending July 31, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 7.24%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 21.79%. Other growth-oriented indexes also posted losses. The large-cap weighted Standard & Poor's 500SM Index fell 10.78%, while the tech- and telecom-heavy NASDAQ Composite® Index staggered to a -26.79% return. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 2.51%.

(Portfolio Manager photograph)
An interview with Steve Petersen, Portfolio Manager of Fidelity Equity-Income Fund

Q. How did the fund perform, Steve?

A. For the six-month period ending July 31, 2001, the fund fell 2.16%, but outperformed the -3.83% return of the equity income funds average, according to Lipper Inc. In comparison, the Russell 3000® Value Index returned -1.23% during the same time period. For the 12-month period ending July 31, 2001, the fund returned 8.55%, compared to the 4.88% and 9.72% returns of the Lipper average and the Russell index, respectively.

Q. Why did the fund outperform its peer group average but underperform its index during the six-month period?

A. Relative to our peer group, the fund's stock picking accounted for our better relative performance. Compared to the Russell index, the variation among our sector weightings accounted for the fund's underperformance. Many industries in the finance sector - the fund's largest sector weighting - generally did not do well. As the economy showed signs of ongoing deterioration, a number of financial stocks were hurt by concerns about credit quality. Additionally, I overweighted energy stocks relative to the Russell index and the market. Energy stocks performed well for most of the period, until they were hit by a massive price correction in June and July when investors decided that prices couldn't stay at their current high levels. Producers and energy services companies both were hurt by investor anticipation of slowing spending patterns. On the positive side, the fund's lower weighting in technology stocks helped performance, as the sector's struggles continued throughout the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks helped the fund's performance?

A. Fannie Mae, a top holding, did very well. An environment of declining interest rates spurred a higher volume of mortgage refinancing, resulting in a strong boost in Fannie Mae's business. Bank of America also performed well during the period, as it began to see savings through cost consolidation following its merger with NationsBank. Household International, another financial holding that provides consumer financing, benefited from positive demand trends that produced better-than-expected earnings growth. Interest-rate cuts also had an immediate positive impact on the company's borrowing costs. Tobacco company Philip Morris, which had faced the prospects of being sued by the government, benefited from the perception that the Bush administration would not be as likely to aggressively pursue legal action.

Q. Which stocks detracted from performance?

A. Several of the fund's bank stocks, including Bank of New York, Citigroup and J.P. Morgan Chase, had disappointing performance. Bank of New York's custody and processing business was hurt by slowing growth in assets from its mutual fund and investment management clients. Citigroup and J.P. Morgan Chase both have large brokerage businesses and depend on merger and acquisition activity and equity offerings, all of which were off substantially from last year. J.P. Morgan Chase also has a large internal venture capital portfolio that was hurt by the market slowdown. Tyco, a multi-industry company, had grown principally through acquisitions and cost cutting. A major part of Tyco's acquisition strategy during the past few years was to acquire electronic components companies, which generally did not perform well, and there was some concern that Tyco could not maintain its growth rate. Although its earnings outlook looked positive, its stock price was hurt by investors who were disappointed by the slowdown in growth.

Q. What's your outlook, Steve?

A. I believe that, over time, lower interest rates should eventually have a positive effect on the economy and on business trends, though we may be in for more bad news during the next several months. Even though earnings expectations were down dramatically across the board during the first half of the year, value stocks generally held their value. This is an indication that the environment for these stocks was not as negative as many thought. We've also had several interest-rate cuts, and the first batch of income-tax refund checks are going out to taxpayers. The effect of this giveback to the public appears to be having a slight impact already, with a significant percentage of the population likely to spend the refund. I'm optimistic about the long-term prospects for value stocks and have positioned the fund with an eye to the economy's eventual recovery.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks reasonable income

Fund number: 023

Trading symbol: FEQIX

Start date: May 16, 1966

Size: as of July 31, 2001, more than $23.1 billion

Manager: Stephen Petersen, since 1993; manager, Fidelity Puritan Fund, since 2000; Fidelity Balanced Fund, 1996-1997; joined Fidelity in 1980

Steve Petersen on the various components of his investment strategy:

"Like many other equity-income funds, this fund generally invests in dividend-paying stocks that are attractively valued and are usually found in more conservative industries. However, my investment style is somewhat different than those of my competitors. Many peer funds tend to ´buy the market,' holding blue-chip growth stocks, rather than looking for value stocks. I use a variety of tools to look for good companies, and I'm finding them more often in non-traditional areas of the market, such as technology and consumer staples. There are some very good companies in these sectors that have reasonably attractive valuations. Consumer durables stocks, for example, used to be considered aggressive growth stocks, but with the market's overall volatility increasing during the past 10 years, they now look much less aggressive than some of the high-flying Internet stocks and better fit the fund's investment profile. Although they may pay small dividends - or none at all - they can be an effective complement to my overall strategy. While these particular sectors may not necessarily represent long-term holdings for the fund, I'm always searching for emerging opportunities that may be overlooked by my competitors."

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.7	4.4
Fannie Mae	3.5	3.2
Exxon Mobil Corp.	3.3	3.4
SBC Communications, Inc.	2.3	2.3
General Electric Co.	2.0	2.6
TotalFinaElf SA Class B	2.0	2.0
BellSouth Corp.	1.8	1.4
J.P. Morgan Chase & Co.	1.5	1.9
Viacom, Inc. Class B (non-vtg.)	1.5	1.6
Wells Fargo & Co.	1.5	1.7
	23.1
Top Five Market Sectors as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	27.6
Industrials	14.2	15.0
Energy	12.0	12.6
Consumer Discretionary	11.8	11.9
Telecommunication Services	6.7	6.5
Asset Allocation (% of fund's net assets)
As of July 31, 2001*		As of January 31, 2001**
	Stocks 94.5%		Stocks 92.8%
	Bonds 0.3%		Bonds 0.3%
	Convertible Securities 2.4%		Convertible Securities 3.8%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	7.3%	** Foreign investments	7.0%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.8%
Johnson Controls, Inc.	607,500	$ 48,965
Snap-On, Inc.	2,236,600	60,388
TRW, Inc.	1,647,200	72,889
		182,242
Automobiles - 0.4%
DaimlerChrysler AG (Reg.)	244,900	12,074
Ford Motor Co.	2,021,400	51,485
General Motors Corp.	511,300	32,519
		96,078
Hotels, Restaurants & Leisure - 1.7%
Harrah's Entertainment, Inc. (a)	440,800	12,616
Mandalay Resort Group (a)	1,566,600	39,557
McDonald's Corp.	3,610,600	105,213
MGM Mirage, Inc. (a)	2,672,300	82,574
Park Place Entertainment Corp. (a)	2,784,500	29,822
Six Flags, Inc. (a)	2,316,786	39,571
Starwood Hotels & Resorts Worldwide, Inc. unit	2,139,500	76,359
		385,712
Household Durables - 0.9%
Black & Decker Corp.	1,274,080	54,416
Fortune Brands, Inc.	1,172,200	42,926
Maytag Corp.	2,366,220	79,339
Whirlpool Corp.	388,800	27,426
		204,107
Media - 3.5%
Clear Channel Communications, Inc. (a)	1,737,500	101,818
Fox Entertainment Group, Inc. Class A (a)	2,665,300	72,629
Gannett Co., Inc.	535,300	35,881
News Corp. Ltd.:
ADR	788,680	28,511
sponsored ADR	603,040	18,664
Reader's Digest Association, Inc. Class A (non-vtg.)	2,759,029	61,830
Tribune Co.	1,644,500	67,852
Viacom, Inc. Class B (non-vtg.) (a)	7,134,454	355,296
Walt Disney Co.	2,865,510	75,506
		817,987
Multiline Retail - 1.7%
Big Lots, Inc. (a)	2,838,200	37,266
Costco Wholesale Corp. (a)	987,300	42,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillard's, Inc. Class A	920,900	$ 13,666
Federated Department Stores, Inc. (a)	2,031,440	78,414
JCPenney Co., Inc.	353,500	10,054
Kmart Corp. (a)	1,458,725	16,877
Sears, Roebuck & Co.	610,800	28,695
Target Corp.	2,487,100	96,251
Wal-Mart Stores, Inc.	1,331,000	74,403
		398,129
Specialty Retail - 1.7%
AutoNation, Inc.	1,468,200	16,811
Charming Shoppes, Inc. (a)	1,334,600	8,475
Gap, Inc.	3,651,500	99,722
Office Depot, Inc. (a)	4,405,800	56,482
Staples, Inc. (a)	7,661,538	114,846
The Limited, Inc.	5,339,078	90,604
TJX Companies, Inc.	46	2
		386,942
Textiles & Apparel - 0.1%
Kellwood Co. (h)	1,287,300	26,621
TOTAL CONSUMER DISCRETIONARY		2,497,818
CONSUMER STAPLES - 5.3%
Beverages - 0.1%
PepsiCo, Inc.	534,500	24,924
Food & Drug Retailing - 0.0%
Rite Aid Corp. (a)	16,226	137
Food Products - 0.8%
ConAgra Foods, Inc.	1,642,000	35,287
H.J. Heinz Co.	967,300	41,797
Kellogg Co.	145,800	4,384
Kraft Foods, Inc. Class A	881,400	27,279
Quaker Oats Co.	194,300	17,098
Tyson Foods, Inc. Class A	730,700	7,526
Unilever PLC	5,335,978	45,889
		179,260
Household Products - 1.6%
Kimberly-Clark Corp.	2,516,900	153,053
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	2,645,300	$ 187,869
The Dial Corp.	1,465,900	23,762
		364,684
Personal Products - 1.3%
Avon Products, Inc.	1,830,300	84,908
Gillette Co.	8,316,000	231,767
		316,675
Tobacco - 1.5%
Philip Morris Companies, Inc.	7,592,000	345,436
TOTAL CONSUMER STAPLES		1,231,116
ENERGY - 12.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	3,534,600	125,761
Halliburton Co.	6,129,200	214,583
Schlumberger Ltd. (NY Shares)	2,213,800	118,992
		459,336
Oil & Gas - 10.0%
BP PLC sponsored ADR	7,032,604	347,551
Burlington Resources, Inc.	509,400	22,032
Chevron Corp.	2,080,341	190,122
CNOOC Ltd. sponsored ADR	63,300	1,307
Conoco, Inc.:
Class A	1,651,400	50,929
Class B	4,827,749	149,660
Devon Energy Corp.	588,341	31,894
Exxon Mobil Corp.	18,257,674	762,440
Royal Dutch Petroleum Co. (NY Shares)	3,873,000	224,634
TotalFinaElf SA:
Class B	899,543	127,519
sponsored ADR	4,441,903	314,842
USX - Marathon Group	3,318,900	98,472
		2,321,402
TOTAL ENERGY		2,780,738
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 26.8%
Banks - 9.0%
Bank of America Corp.	5,210,417	$ 331,487
Bank of New York Co., Inc.	6,507,134	291,910
Bank One Corp.	4,840,739	187,385
Comerica, Inc.	3,201,939	197,207
First Union Corp.	3,755,059	132,929
FleetBoston Financial Corp.	3,816,396	143,191
Mellon Financial Corp.	4,565,000	173,561
PNC Financial Services Group, Inc.	1,079,900	71,651
U.S. Bancorp	8,632,102	204,926
Washington Mutual, Inc.	230,950	9,358
Wells Fargo & Co.	7,598,268	349,976
		2,093,581
Diversified Financials - 13.8%
American Express Co.	5,995,900	241,815
Brascan Corp. Class A (ltd. vtg.)	4,051,969	72,437
Charles Schwab Corp.	3,893,700	58,367
Citigroup, Inc.	16,875,585	847,321
Fannie Mae	9,758,900	812,428
Freddie Mac	1,748,500	119,667
Household International, Inc.	4,853,678	321,750
J.P. Morgan Chase & Co.	8,279,550	358,505
Merrill Lynch & Co., Inc.	1,096,400	59,469
Morgan Stanley Dean Witter & Co.	3,492,460	208,919
Nomura Securities Co. Ltd.	3,486,000	56,869
Washington Mutual Capital Trust unit (a)(f)	738,600	41,916
		3,199,463
Insurance - 3.1%
ACE Ltd.	2,940,400	102,649
Allstate Corp.	1,864,200	65,172
American International Group, Inc.	1,270,700	105,786
Conseco, Inc.	3,190,902	46,587
Hartford Financial Services Group, Inc.	3,199,500	211,839
Highlands Insurance Group, Inc. (a)(h)	787,590	4,245
Marsh & McLennan Companies, Inc.	681,900	68,463
The Chubb Corp.	599,000	42,032
The St. Paul Companies, Inc.	680,700	29,849
UnumProvident Corp.	1,168,300	33,332
		709,954
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.9%
Crescent Real Estate Equities Co.	1,608,100	$ 38,803
Duke Realty Corp.	868,496	21,183
Equity Office Properties Trust	1,053,200	31,617
Equity Residential Properties Trust (SBI)	1,295,600	73,461
Liberty Property Trust (SBI)	67,900	2,010
Public Storage, Inc.	1,219,600	36,003
		203,077
TOTAL FINANCIALS		6,206,075
HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	1,349,300	46,632
Guidant Corp. (a)	1,848,580	58,933
		105,565
Health Care Providers & Services - 0.5%
HCA - The Healthcare Co.	962,000	44,204
McKesson HBOC, Inc.	2,017,400	83,621
		127,825
Pharmaceuticals - 5.1%
American Home Products Corp.	1,729,300	104,294
Bristol-Myers Squibb Co.	5,606,500	331,568
Eli Lilly & Co.	3,822,200	303,024
Merck & Co., Inc.	3,346,300	227,481
Sanofi-Synthelabo SA	587,700	36,948
Schering-Plough Corp.	4,276,900	167,013
		1,170,328
TOTAL HEALTH CARE		1,403,718
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.8%
Boeing Co.	1,099,000	64,324
General Dynamics Corp.	1,021,300	82,613
Honeywell International, Inc.	4,852,750	178,921
Lockheed Martin Corp.	1,628,400	64,517
Raytheon Co.	1,863,600	53,821
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	997,900	$ 20,657
United Technologies Corp.	2,543,380	186,684
		651,537
Building Products - 0.3%
Masco Corp.	2,549,100	64,263
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	1,075,400	55,125
IMS Health, Inc.	2,809,100	72,194
New England Business Service, Inc.	587,800	11,162
Pitney Bowes, Inc.	2,003,800	80,553
R.R. Donnelley & Sons Co.	1,069,400	31,772
Republic Services, Inc. (a)	1,754,530	34,915
Viad Corp.	1,966,500	48,140
		333,861
Electrical Equipment - 0.2%
Rockwell International Corp.	2,395,000	38,440
Industrial Conglomerates - 4.6%
General Electric Co.	10,692,400	465,119
Minnesota Mining & Manufacturing Co.	690,300	77,231
Textron, Inc.	3,115,100	175,442
Tyco International Ltd.	6,369,840	338,875
		1,056,667
Machinery - 3.0%
Briggs & Stratton Corp.	72,900	3,025
Caterpillar, Inc.	2,506,400	138,103
Deere & Co.	3,139,750	131,713
Eaton Corp.	871,200	63,981
Illinois Tool Works, Inc.	1,080,500	68,072
Ingersoll-Rand Co.	2,182,746	95,342
Kennametal, Inc.	1,030,251	39,768
Milacron, Inc.	357,100	6,535
Navistar International Corp. (a)	774,700	24,876
Parker Hannifin Corp.	2,168,400	96,927
Pentair, Inc.	642,000	22,939
		691,281
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	5,980,900	159,929
CSX Corp.	1,408,100	55,085
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	343,100	$ 6,903
Union Pacific Corp.	2,169,500	116,480
		338,397
TOTAL INDUSTRIALS		3,174,446
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.3%
Motorola, Inc.	4,037,200	75,455
Computers & Peripherals - 2.3%
Compaq Computer Corp.	4,812,600	71,900
Dell Computer Corp. (a)	4,831,600	130,115
Hewlett-Packard Co.	4,056,300	100,028
International Business Machines Corp.	1,715,500	180,488
NCR Corp. (a)	871,500	34,302
Sun Microsystems, Inc. (a)	1,457,500	23,743
		540,576
Electronic Equipment & Instruments - 0.6%
Arrow Electronics, Inc. (a)	1,299,200	34,754
Avnet, Inc.	1,815,000	43,360
Thermo Electron Corp.	2,632,200	60,014
		138,128
IT Consulting & Services - 0.5%
Accenture Ltd. Class A	651,800	9,751
Computer Sciences Corp. (a)	1,494,400	53,963
Unisys Corp. (a)	3,875,271	44,372
		108,086
Semiconductor Equipment & Products - 1.0%
Intel Corp.	4,646,100	138,500
Micron Technology, Inc. (a)	1,408,900	59,174
National Semiconductor Corp. (a)	871,400	27,928
		225,602
Software - 0.7%
Computer Associates International, Inc.	1,794,300	61,867
Microsoft Corp. (a)	1,651,800	109,333
		171,200
TOTAL INFORMATION TECHNOLOGY		1,259,047
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 5.7%
Chemicals - 2.4%
Arch Chemicals, Inc.	755,350	$ 15,183
Crompton Corp.	1,670,124	15,382
Dow Chemical Co.	2,379,100	86,599
E.I. du Pont de Nemours & Co.	2,266,485	97,051
Great Lakes Chemical Corp.	2,118,500	60,144
Hercules Trust II unit (a)	31,600	13,114
Hercules, Inc.	1,368,500	14,506
IMC Global, Inc.	2,401,600	27,138
Millennium Chemicals, Inc.	1,824,257	26,561
Olin Corp.	1,430,500	24,133
PolyOne Corp.	2,177,200	22,904
Praxair, Inc.	2,539,330	115,133
Solutia, Inc.	3,943,500	53,553
		571,401
Containers & Packaging - 0.2%
Ball Corp.	191,688	9,475
Smurfit-Stone Container Corp. (a)	2,423,800	42,198
		51,673
Metals & Mining - 1.8%
Alcoa, Inc.	4,370,376	171,450
Allegheny Technologies, Inc.	973,320	18,551
Dofasco, Inc.	1,982,900	33,184
Newmont Mining Corp.	956,200	17,881
Nucor Corp.	1,152,400	55,188
Pechiney SA Series A	897,086	45,951
Phelps Dodge Corp.	1,744,700	70,486
		412,691
Paper & Forest Products - 1.3%
Bowater, Inc.	1,597,100	74,473
Georgia-Pacific Group	3,114,100	113,976
International Paper Co.	1,155,800	47,226
Weyerhaeuser Co.	988,600	59,049
		294,724
TOTAL MATERIALS		1,330,489
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 6.4%
AT&T Corp.	8,139,356	164,496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Corp.	10,200,501	$ 415,160
British Telecommunications PLC sponsored ADR	246,800	17,140
Korea Telecom sponsored ADR	219,800	4,660
Qwest Communications International, Inc.	2,043,690	53,136
SBC Communications, Inc.	11,910,744	536,341
Verizon Communications	5,209,644	282,102
		1,473,035
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. (a)	1,113,883	20,818
TOTAL TELECOMMUNICATION SERVICES		1,493,853
UTILITIES - 2.2%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	2,031,100	91,400
Cinergy Corp.	1,083,198	33,471
DPL, Inc.	212,179	5,169
Entergy Corp.	4,871,800	182,693
Niagara Mohawk Holdings, Inc. (a)	3,187,000	54,147
Northeast Utilities	1,146,200	22,924
Southern Co.	2,221,000	52,194
		441,998
Gas Utilities - 0.1%
Kinder Morgan Management LLC	246,403	17,396
Multi-Utilities - 0.2%
SCANA Corp.	1,542,000	41,387
TOTAL UTILITIES		500,781
TOTAL COMMON STOCKS (Cost $16,022,996)		21,878,081
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	821,600	21,362
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.3%
Cox Communications, Inc. $6.858 PRIZES	318,200	$ 19,665
J.N. Taylor Holdings Ltd. 9.5%	956,400	0
MediaOne Group, Inc. (Vodafone Group PLC):
$3.04 PIES	638,600	15,726
$3.63 PIES	449,000	26,491
		61,882
TOTAL CONSUMER DISCRETIONARY		83,244
FINANCIALS - 0.2%
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	450,600	32,871
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.12	380,400	20,019
Airlines - 0.0%
Continental Airlines Capital Trust $3.00 (f)	237,600	11,939
TOTAL INDUSTRIALS		31,958
INFORMATION TECHNOLOGY - 0.1%
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.00	485,600	26,077
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	631,600	25,245
UTILITIES - 0.3%
Electric Utilities - 0.2%
TXU Corp. $1.6575 PRIDES	795,000	36,570
Gas Utilities - 0.1%
NiSource, Inc. $3.875 PIES	606,800	29,885
TOTAL UTILITIES		66,455
TOTAL CONVERTIBLE PREFERRED STOCKS		265,850
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	51,029	$ 5,435
TOTAL PREFERRED STOCKS (Cost $285,312)		271,285
Corporate Bonds - 1.5%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Baa3	$ 32,550	11,969
Media - 0.4%
Adelphia Communications Corp. 6% 2/15/06	B3	19,962	18,187
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	53,170	22,470
Liberty Media Corp.3.5% 1/15/31 (f)	Baa3	24,460	20,913
News America, Inc. liquid yield option note 0% 2/28/21 (f)	Baa3	49,080	23,828
			85,398
Specialty Retail - 0.1%
Charming Shoppes, Inc. 7.5% 7/15/06	B2	5,338	5,418
J. Baker, Inc. 7% 6/1/02 (d)	Ca	13,300	3,857
Lowe's Companies, Inc. liquid yield option note 0% 2/16/21 (f)	A3	16,850	12,218
Venator Group, Inc. 5.5% 6/1/08 (f)	B2	1,230	1,527
			23,020
TOTAL CONSUMER DISCRETIONARY			120,387
FINANCIALS - 0.1%
Diversified Financials - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (f)	-	7,550	7,824
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	11,000	9,340
TOTAL FINANCIALS			17,164
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
ADT Operations, Inc. liquid yield option note 0% 7/6/10	Baa1	$ 19,295	$ 56,272
Machinery - 0.1%
Briggs & Stratton Corp. 5% 5/15/06 (f)	Ba1	2,940	3,130
SPX Corp. liquid yield option note 0% 2/6/21 (f)	Ba3	42,190	27,930
			31,060
TOTAL INDUSTRIALS			87,332
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Quantum Corp. 7% 8/1/04	B2	16,080	13,236
Electronic Equipment & Instruments - 0.0%
Solectron Corp. liquid yield option note 0% 5/8/20	Baa3	2,030	1,033
Semiconductor Equipment & Products - 0.0%
Vitesse Semiconductor Corp. 4% 3/15/05 (f)	B2	14,110	11,517
TOTAL INFORMATION TECHNOLOGY			25,786
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (f)	B1	26,830	16,970
5.25% 1/15/10	B1	13,830	8,747
			25,717
TOTAL CONVERTIBLE BONDS			276,386
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	1,160	670
Hotels, Restaurants & Leisure - 0.0%
Domino's, Inc. 10.375% 1/15/09	B3	1,320	1,370
Extended Stay America, Inc. 9.875% 6/15/11 (f)	B2	1,580	1,584
MGM Mirage, Inc. 8.375% 2/1/11	Ba1	1,800	1,827
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba1	$ 1,425	$ 1,397
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	1,850	1,906
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	2,335	2,463
			10,547
Media - 0.1%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	2,195	2,129
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10 (e)	B2	3,980	2,687
Diamond Cable Communications PLC yankee 0% 2/15/07 (e)	B2	5,135	2,208
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	1,420	1,484
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	1,580	1,659
Radio One, Inc. 8.875% 7/1/11 (f)	B3	2,290	2,342
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	25	20
Telewest PLC yankee 11% 10/1/07	B2	5,885	4,649
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	2,235	425
Yell Finance BV 0% 8/1/11 (e)(f)	B2	1,510	785
			18,388
Textiles & Apparel - 0.0%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	1,530	1,408
TOTAL CONSUMER DISCRETIONARY			31,013
CONSUMER STAPLES - 0.0%
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06 (f)	-	2,505	2,705
Food Products - 0.0%
Dean Foods Co.:
6.625% 5/15/09	Baa2	160	144
8.15% 8/1/07	Baa2	60	57
			201
TOTAL CONSUMER STAPLES			2,906
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - 0.0%
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11	B2	$ 2,740	$ 2,603
FINANCIALS - 0.0%
Diversified Financials - 0.0%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,090	2,095
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	1,540	1,609
			3,704
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	1,460	1,416
TOTAL FINANCIALS			5,120
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 9.25% 4/15/11	B2	1,245	1,295
Tenet Healthcare Corp. 8.125% 12/1/08	Ba2	1,705	1,807
			3,102
INDUSTRIALS - 0.0%
Building Products - 0.0%
American Standard, Inc. 7.125% 2/15/03	Ba2	1,995	2,010
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	2,245	1,976
MATERIALS - 0.0%
Chemicals - 0.0%
IMC Global, Inc. 10.875% 6/1/08 (f)	Ba1	1,455	1,462
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	1,660	1,668
			3,130
Containers & Packaging - 0.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	1,300	1,342
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	1,335	1,352
TOTAL MATERIALS			5,824
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	$ 1,135	$ 857
Triton PCS, Inc. 0% 5/1/08 (e)	B2	3,220	2,673
			3,530
Wireless Telecommunication Services - 0.1%
Echostar Broadband Corp. 10.375% 10/1/07	B1	2,905	2,963
Nextel Communications, Inc. 0% 10/31/07 (e)	B1	5,030	3,521
Nextel International, Inc. 0% 4/15/08 (e)	Caa1	3,990	758
			7,242
TOTAL TELECOMMUNICATION SERVICES			10,772
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp.:
8% 12/31/08	Ba1	1,600	1,520
9.375% 9/15/10	Ba1	1,600	1,616
Pacific Gas & Electric Co.:
6.25% 8/1/03 (d)	B3	1,810	1,665
6.25% 3/1/04 (d)	B3	730	657
6.75% 10/1/23 (d)	B3	2,225	1,758
			7,216
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	1,735	1,835
TOTAL UTILITIES			9,051
TOTAL NONCONVERTIBLE BONDS			74,377
TOTAL CORPORATE BONDS (Cost $346,793)			350,763
Floating Rate Loans - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (g)	B2	$ 850	$ 714
Tranche C term loan 8.34% 6/30/08 (g)	B2	850	714
			1,428
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (g)	Ba3	1,478	1,467
Tranche C term loan 6.9399% 7/21/07 (g)	Ba3	1,774	1,760
			3,227
TOTAL FLOATING RATE LOANS (Cost $4,429)			4,655
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.4%, dated 7/31/01 due 8/1/01	$ 4,281	4,281
	Shares
Fidelity Cash Central Fund, 3.98% (c)	661,934,257	661,934
Fidelity Securities Lending Cash Central Fund, 3.88% (c)	78,761,600	78,762
TOTAL CASH EQUIVALENTS (Cost $744,977)		744,977
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $17,404,507)		23,249,761
NET OTHER ASSETS - (0.4)%		(104,072)
NET ASSETS - 100%		$ 23,145,689
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/ Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $196,432,000 or 0.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,278,632,000 and $2,225,855,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $192,000 for the period.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,655,000 or 0.0% of net assets.
Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $17,410,789,000. Net unrealized appreciation aggregated $5,838,972,000, of which $6,987,080,000 related to appreciated investment securities and $1,148,108,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,281 and securities loaned of $77,198) (cost $17,404,507) - See accompanying schedule		$ 23,249,761
Receivable for investments sold		56,485
Receivable for fund shares sold		14,820
Dividends receivable		25,788
Interest receivable		6,333
Other receivables		158
Total assets		23,353,345
Liabilities
Payable for investments purchased	$ 80,677
Payable for fund shares redeemed	34,882
Accrued management fee	9,115
Other payables and accrued expenses	4,220
Collateral on securities loaned, at value	78,762
Total liabilities		207,656
Net Assets		$ 23,145,689
Net Assets consist of:
Paid in capital		$ 16,725,280
Undistributed net investment income		35,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		540,243
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,845,153
Net Assets, for 444,487 shares outstanding		$ 23,145,689
Net Asset Value, offering price and redemption price per share ($23,145,689 ÷ 444,487 shares)		$52.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2001 (Unaudited)
Investment Income Dividends (including $412 received from affiliated issuers)		$ 203,351
Interest		29,485
Security lending		337
Total income		233,173
Expenses
Management fee	$ 54,202
Transfer agent fees	22,072
Accounting and security lending fees	713
Non-interested trustees' compensation	11
Custodian fees and expenses	176
Registration fees	278
Audit	52
Legal	48
Miscellaneous	31
Total expenses before reductions	77,583
Expense reductions	(2,096)	75,487
Net investment income		157,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	548,771
Foreign currency transactions	(407)	548,364
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,214,043)
Assets and liabilities in foreign currencies	(39)	(1,214,082)
Net gain (loss)		(665,718)
Net increase (decrease) in net assets resulting from operations		$ (508,032)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 157,686	$ 342,522
Net realized gain (loss)	548,364	1,117,393
Change in net unrealized appreciation (depreciation)	(1,214,082)	1,425,587
Net increase (decrease) in net assets resulting from operations	(508,032)	2,885,502
Distributions to shareholders From net investment income	(173,060)	(348,177)
From net realized gain	(119,732)	(1,328,674)
Total distributions	(292,792)	(1,676,851)
Share transactions Net proceeds from sales of shares	2,878,165	5,560,373
Reinvestment of distributions	282,765	1,625,105
Cost of shares redeemed	(2,038,549)	(6,681,325)
Net increase (decrease) in net assets resulting from share transactions	1,122,381	504,153
Total increase (decrease) in net assets	321,557	1,712,804
Net Assets
Beginning of period	22,824,132	21,111,328
End of period (including undistributed net investment income of $35,013 and $50,387, respectively)	$ 23,145,689	$ 22,824,132
Other Information Shares
Sold	55,126	107,415
Issued in reinvestment of distributions	5,379	32,709
Redeemed	(39,365)	(131,056)
Net increase (decrease)	21,140	9,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 53.91	$ 50.96	$ 55.46	$ 52.20	$ 44.47	$ 39.15
Income from Investment Operations
Net investment income D	.36	.85	.82	.85	.94	1.01
Net realized and unrealized gain (loss)	(1.52)	6.29	.63	5.65	9.79	7.17
Total from investment operations	(1.16)	7.14	1.45	6.50	10.73	8.18
Less Distributions
From net investment income	(.40)	(.87)	(.82)	(.85)	(.96)	(1.02)
From net realized gain	(.28)	(3.32)	(5.13)	(2.39)	(2.04)	(1.84)
Total distributions	(.68)	(4.19)	(5.95)	(3.24)	(3.00)	(2.86)
Net asset value, end of period	$ 52.07	$ 53.91	$ 50.96	$ 55.46	$ 52.20	$ 44.47
Total Return B, C	(2.16)%	14.93%	2.27%	12.79%	24.69%	21.74%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 23,146	$ 22,824	$ 21,111	$ 23,267	$ 21,272	$ 15,024
Ratio of expenses to average net assets	.69% A	.69%	.69%	.67%	.67%	.68%
Ratio of expenses to average net assets after all expense reductions	.67% A, E	.67% E	.67% E	.66% E	.65% E	.66% E
Ratio of net investment income to average net assets	1.40% A	1.63%	1.42%	1.54%	1.90%	2.46%
Portfolio turnover rate	20% A	25%	26%	30%	23%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,236,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,000 and $859,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Highlands Insurance Group, Inc.	$ -	$ -	$ -	$ 4,245
Kellwood Co.	-	-	412	26,621
TOTALS	$ -	$ -	$ 412	$ 30,866

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Bart A. Grenier, Vice President

Stephen R. Petersen, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EQU-SANN-0901 143836
1.536123.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Tax Free Bond

Fund

Semiannual Report

July 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended July 31, 2001	Life of Fund
Spartan® Tax-Free Bond	3.51%
LB 3 Plus Year Muni - Non AMT	2.59%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, since the fund started on April 10, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 3 Plus Year Non AMT Municipal Bond Index - a market capitalization-weighted index for investment-grade Non Alternative Minimum Tax (AMT) municipal bonds with maturities of three years or more. The benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Performance - continued

Total Return Components

Period ended A
July 31, 2001
Dividend returns	1.31%
Capital returns	2.20%
Total returns	3.51%

A The fund commenced operations on April 10, 2001.

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Period ended July 31, 2001	Past 1 month
Dividends per share	3.67¢
Annualized dividend rate	4.26%
30-day annualized yield	4.26%

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.14 over the past one month, you can compare the fund's income over the one month period. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 3.41%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market recorded gains in five out of the past six months, according to the Lehman Brothers Municipal Bond Index. The index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, returned 3.38% for the overall six-month period ending July 31, 2001. The muni market was boosted in part by the Federal Reserve Board's four interest-rate cuts during the period. Those reductions, in addition to the Fed's two rate cuts in January, lowered the fed funds target rate from 6.50% to 3.75%. Short- and intermediate-maturity munis responded particularly well to the lower rate environment. While not as favorable as they were in 2000, supply and demand dynamics generally were positive for the muni market during the past six months. However, heavier issuance later in the period drove prices down somewhat, while declining federal income tax brackets could potentially dampen demand. Regardless, the muni market remained resilient and posted a negative return in only one of the past six months. That occurred in April, when the $25 billion downgrade of California's general obligation bonds - the largest muni downgrade on record - reverberated throughout the market. Typical seasonal weakness also contributed to the muni market's negative return in April, as investors liquidated munis for tax payments.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Tax-Free Bond Fund

Q. How did the fund perform, Christine?

A. Since its inception on April 10, 2001, through July 31, 2001, the fund had a total return of 3.51%. During the same period, the Lehman Brothers 3 Plus Year Municipal - Non AMT Index returned 2.59%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What factors contributed to the fund's performance in that short time span?

A. Falling interest rates provided a boost for the municipal bond market and were the primary contributor to the fund's returns during the period. The Federal Reserve Board cut interest rates in April, May and June. Those actions, coupled with three earlier rate cuts in 2001, brought short-term interest rates to their lowest level since 1994. As interest rates declined, bond yields generally fell and most bond prices - which move in the opposite direction of yields - rose.

Q. Keeping in mind that the fund was still in a start-up phase, what types of bonds did you emphasize?

A. Let's start with credit quality. As of July 31, 2001, about 81% of the fund's investments were in bonds rated A or higher by Moody's Investors Service or Standard & Poor's®. In addition, approximately one-third of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. My emphasis on these investment-grade and insured bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive in the form of additional yield for their increased risk, especially given the weakness of the economy. In another strategy to prepare for a worsening economy, I tilted the fund away from economically sensitive sectors - such as state general obligation bonds, which make up a large portion of the market overall.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you invest in any bonds that were subject to the federal Alternative Minimum Tax (AMT)?

A. No. Bonds subject to the AMT tax generally offer higher levels of income than non-AMT bonds. But since the fund's inception, I have found bonds not subject to the AMT that also offered attractive yields, so I totally avoided AMT bonds. In order to provide investors with a yield exempt from federal income tax and the AMT, I generally intend to invest no less than 95% of the fund's assets in municipal bonds whose interest is not subject to the AMT.

Q. Which sectors did you emphasize?

A. I placed more emphasis on less economically sensitive sectors such as education and health care bonds. For example, the fund has a larger weighting than the overall municipal market in education bonds, which, generally speaking, were supported by favorable demographic trends as the college-aged population expanded. Within the health care sector, I focused on those facilities that dominate their service area and have the ability to translate their competitive strength into higher prices. Many of these hospitals' financial trends improved during the period, helping to boost their bonds' performance.

Q. What is your approach to managing the fund's interest-rate sensitivity?

A. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Our philosophy is that it is difficult, if not impossible, to predict the direction of interest rates accurately over time. Instead, I managed the fund's duration to be in line with the municipal market as a whole as measured by the Lehman Brothers 3 Plus Year Municipal - Non AMT Index. Rather than make a bet on interest rates, I emphasized the best value opportunities based on their performance potential in a variety of interest-rate scenarios.

Q. Which states offered the most attractive opportunities?

A. Generally speaking, I emphasized bonds from states that offered attractive relative valuations. High state taxes and/or high levels of personal wealth spurred demand for tax-free investments in states such as California, New York and Florida, and their prices tended to be comparatively expensive as a result. So I focused on finding bargains in states such as Texas and Washington, where credit quality was high and demand was firm, but where muni prices were more reasonable.

Q. What's ahead for municipal bonds?

A. The direction of interest rates and, ultimately, the performance of the bond markets will be determined by the strength of the economy. At the end of July, bond prices reflected expectations for further interest-rate cuts, which could bode well for municipals if they occur. Continued economic weakness could help sustain the drop in interest rates, while an economic rebound could spell higher interest rates. As for municipals in particular, their performance also will be dependent on whether investors view them as attractively valued relative to other fixed-income alternatives.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide high current income exempt from federal income tax

Fund number: 090

Trading symbol: FTABX

Start date: April 10, 2001

Size: as of July 31, 2001, more than $86 million

Manager: Christine Thompson, since inception; manager, various Spartan municipal income funds; joined Fidelity in 1985

Christine Thompson on her investment approach:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to buy and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies that invest the insurance premiums they collect, are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to have the most price volatility, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who are investors that seek to exploit small differences between various fixed-income investments. At some point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

Semiannual Report

Investment Summary

Top Five States as of July 31, 2001
% of fund's net assets
Texas	19.7
New York	8.0
Indiana	6.9
Washington	6.3
Florida	6.3
Top Five Sectors as of July 31, 2001
% of fund's net assets
General Obligations	44.0
Health Care	14.4
Transportation	10.9
Synthetics	7.6
Electric Utilities	6.3
Average Years to Maturity as of July 31, 2001

Years	11.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2001

Years	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of July 31, 2001
Aaa 55.6%
Aa, A 25.7%
Baa 4.1%
Short-term Investments 14.6%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.1%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - 3.1%
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.) Series 1993 A, 5.6% 7/1/03 (AMBAC Insured)	Aaa	$ 300,000	$ 314,715
Maricopa County Unified School District #69 Paradise Valley Series 1998, 5.25% 7/1/11 (FSA Insured)	Aaa	1,000,000	1,066,690
Pima County Cmnty. College District Rev. Series 2001, 4% 7/1/03 (AMBAC Insured)	Aaa	1,250,000	1,273,250
			2,654,655
Arkansas - 1.6%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	Aa2	1,415,000	843,099
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	Aaa	500,000	506,840
			1,349,939
California - 3.9%
California Gen. Oblig.:
5.5% 3/1/12 (FSA Insured)	AAA	1,245,000	1,354,572
6.6% 2/1/09	Aa2	150,000	173,799
6.6% 2/1/10	Aa2	240,000	279,562
6.75% 6/1/06	Aa2	600,000	684,282
6.75% 8/1/10	Aa2	500,000	592,005
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	Aa3	300,000	293,862
			3,378,082
Colorado - 2.9%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	Aaa	1,750,000	1,892,940
Clear Creek School District #RE1 6.25% 12/1/15 (FSA Insured)	Aaa	190,000	215,470
Colorado Dept. of Trans. Rev. 6% 6/15/08 (AMBAC Insured)	Aaa	150,000	168,237
Denver City & County Gen. Oblig. Series A, 5% 8/1/03	Aa1	200,000	207,806
			2,484,453
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. (Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	Aaa	205,000	216,054
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - 4.1%
Dade County Spl. Oblig. Series 1996 B, 0% 10/1/28 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 28.9349) (d)	Aaa	$ 5,000,000	$ 1,072,800
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series 2001 A, 6% 11/15/31	Baa1	500,000	507,835
Hillsborough County Util. Rev. 5% 8/1/05 (AMBAC Insured)	Aaa	815,000	861,757
Orange County Health Facilities Auth. Rev. (Adventist Health Sys. Proj.) 5.75% 11/15/05 (AMBAC Insured)	Aaa	1,000,000	1,084,150
			3,526,542
Georgia - 0.3%
Georgia Gen. Oblig. Series C, 6.5% 7/1/07	Aaa	200,000	228,432
Hawaii - 2.3%
Hawaii Gen. Oblig.:
Series 1998 CR, 5.75% 4/1/09 (MBIA Insured)	Aaa	1,000,000	1,106,230
6% 12/1/10 (FGIC Insured)	Aaa	775,000	876,889
			1,983,119
Idaho - 1.9%
Cassia & Twin Falls Counties Joint School District #151 5.5% 8/1/12 (FGIC Insured)	Aaa	1,500,000	1,630,395
Illinois - 2.5%
Chicago Gen. Oblig. Series 1996 A2, 6.25% 1/1/13 (AMBAC Insured)	Aaa	175,000	201,026
Illinois Edl. Facilities Auth. Rev. (DePaul Univ. Proj.) 5.65% 10/1/13 (AMBAC Insured)	Aaa	100,000	107,629
Kendall, Kane & Will Counties Cmnty. Unit School District #308 5.25% 10/1/07 (FGIC Insured)	Aaa	830,000	891,644
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	Aaa	750,000	782,423
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.) Series A, 6% 4/1/15 (MBIA Insured)	Aaa	155,000	170,965
			2,153,687
Indiana - 6.9%
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (MBIA Insured)	Aaa	1,000,000	1,016,330
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Indiana - continued
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	A3	$ 3,000,000	$ 3,013,170
Richland-Beanblossom Ind. School Bldg. Corp. 5.5% 7/15/15 (FGIC Insured)	AAA	1,885,000	1,986,017
			6,015,517
Kansas - 0.9%
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.) 5.25% 12/1/09 (MBIA Insured)	Aaa	225,000	240,712
Saline County Unified School District #305 Salina 5.5% 9/1/13 (FSA Insured)	Aaa	500,000	542,465
			783,177
Maryland - 1.9%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 4.5% 6/15/04 (MBIA Insured)	Aaa	1,580,000	1,631,397
Massachusetts - 5.9%
Massachusetts Bay Trans. Auth. Series 2000 A, 5.25% 7/1/30	Aa1	1,580,000	1,589,132
Massachusetts Gen. Oblig. Series 2001 A, 5.5% 1/1/10	Aa2	275,000	300,779
Massachusetts Health & Edl. Facilities Auth. Rev. (Boston College Issue Proj.) Series 1998 L, 5.25% 6/1/13	Aa3	850,000	891,693
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (AMBAC Insured)	Aaa	200,000	213,174
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A, 5% 1/1/39 (AMBAC Insured)	Aaa	1,000,000	954,790
Massachusetts Wtr. Poll. Abatement Trust Rev. (Pooled Ln. Prog.) Series 7, 5.25% 2/1/12	Aaa	1,000,000	1,069,390
Massachusetts Wtr. Resources Auth. Rev. Series 2000 D, 5.5% 8/1/11 (MBIA Insured)	Aaa	125,000	137,033
			5,155,991
Michigan - 2.0%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (FGIC Insured)	Aaa	20,000	21,604
Detroit City School District 5.375% 5/1/15 (FGIC Insured)	Aaa	50,000	52,353
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (FGIC Insured)	Aaa	135,000	145,094
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Oakland Univ. Rev. 5.75% 5/15/26 (MBIA Insured)	Aaa	$ 50,000	$ 52,154
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	Aaa	1,295,000	1,291,322
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (FGIC Insured)	Aaa	160,000	171,586
			1,734,113
Minnesota - 2.9%
Robbinsdale Independent School District #281 5% 2/1/12	Aa1	200,000	207,470
Saint Paul Gen. Oblig. Series 2001 B, 4.75% 3/1/03	Aa2	170,000	174,600
Suburban Hennepin Reg'l. Park District 5% 2/1/12	Aa1	325,000	335,251
Univ. of Minnesota Gen. Oblig. 4.8% 8/15/03	Aa2	1,800,000	1,845,882
			2,563,203
Missouri - 0.6%
Missouri Highways & Trans. Commisson State Road Rev. Series 2001 A, 5.625% 2/1/13	Aa2	500,000	544,465
Nebraska - 1.1%
Douglas County School District #1 Series B, 5% 12/15/24	Aa2	500,000	495,260
Omaha Gen. Oblig. 5.75% 12/1/14	Aaa	380,000	416,951
			912,211
New York - 8.0%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (MBIA Insured)	Aaa	5,000	5,707
Series 1997 B, 5% 7/1/20 (AMBAC Insured)	Aaa	500,000	501,950
Series 1997 E, 5% 7/1/16 (AMBAC Insured)	Aaa	10,000	10,177
Series B, 4.875% 7/1/18 (FGIC Insured)	Aaa	500,000	499,535
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	800,000	807,512
Metro. Trans. Auth. Svc. Contract Rev. (Trans. Facilities Proj.) Series 7, 4.75% 7/1/19	A3	35,000	33,488
Metro. Trans. Auth. Trans. Facilities Rev. Series B2, 5% 7/1/17 (MBIA Insured)	Aaa	250,000	253,430
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 B, 6% 6/15/33	Aa2	150,000	164,004
New York Counties Tobacco Trust II 5.625% 6/1/35	A1	500,000	505,000
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 1999 A, 5.125% 1/1/18	Aa3	$ 3,000,000	$ 3,052,525
Series A, 5.25% 1/1/17	Aa3	1,000,000	1,033,040
Series Y, 6% 1/1/12	Aa3	100,000	114,108
			6,980,476
North Carolina - 3.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series B:
6% 1/1/05	Baa3	2,000,000	2,088,720
6% 1/1/06	Baa3	175,000	184,954
6.125% 1/1/09	Baa3	75,000	80,218
Union County Gen. Oblig. Series B, 5.3% 3/1/13 (FGIC Insured)	Aaa	750,000	796,410
			3,150,302
Ohio - 2.0%
Columbus Gen. Oblig. Series 2000 1, 5.5% 11/15/10	Aaa	300,000	330,786
Hilliard School District 5.75% 12/1/28 (FGIC Insured)	Aaa	25,000	26,605
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series 2001 IIA, 5.5% 12/1/09	Aa2	1,000,000	1,095,880
Toledo Wtrwks. Rev. 6% 11/15/06 (FGIC Insured)	Aaa	275,000	305,577
			1,758,848
Oklahoma - 2.1%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (FSA Insured)	Aaa	1,730,000	1,852,536
Oregon - 2.3%
Jackson County School District #009 Eagle Point 5.625% 6/15/16	Aa2	350,000	374,297
Morrow County School District #1 5.625% 6/15/14 (FSA Insured)	Aaa	1,500,000	1,618,875
			1,993,172
Pennsylvania - 2.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	A+	1,000,000	1,036,000
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	Aaa	$ 450,000	$ 483,003
Pittsburgh Gen. Oblig. Series 1999 A, 5.75% 9/1/12 (FGIC Insured)	Aaa	300,000	325,410
			1,844,413
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series 2000 C, 6% 7/1/29	Baa1	500,000	556,105
South Carolina - 1.0%
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	A1	855,000	899,152
Texas - 15.6%
Austin Independent School District 0% 8/1/14	Aaa	2,000,000	1,050,260
Eanes Independent School District Series 2001, 5.5% 8/1/13	Aaa	1,000,000	1,074,360
Garland Independent School District 5.5% 2/15/19 (b)	Aaa	515,000	532,057
Harris County Gen. Oblig. 0% 10/1/13 (MBIA Insured)	Aaa	2,000,000	1,108,900
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Hosp. Proj.) Series 2001 A, 5.5% 2/15/12	AA	1,375,000	1,445,235
Houston Arpt. Sys. Rev. 5.5% 7/1/19 (FSA Insured)	Aaa	1,500,000	1,551,450
La Joya Independent School District:
5.75% 2/15/17	Aaa	2,000,000	2,126,340
5.75% 2/15/19	Aaa	600,000	633,600
Mercedes Independent School District Series 2000, 5.625% 8/15/15	Aaa	275,000	291,951
New Braunfels Independent School District 6% 2/1/09	AAA	725,000	810,224
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	Aaa	750,000	813,375
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	AA	200,000	210,582
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	Baa1	500,000	463,085
Texas Gen. Oblig. Series 1992 A, 5.6% 10/1/02	Aa1	500,000	515,575
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (FSA Insured)	Aaa	150,000	160,853
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas - continued
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	Aaa	$ 100,000	$ 108,945
Waller Consolidated Independent School District 6% 2/15/12	Aaa	175,000	195,955
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (d)	Aaa	1,500,000	432,705
			13,525,452
Utah - 3.8%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	Aaa	3,100,000	3,328,253
Washington - 3.8%
Washington Gen. Oblig. Series 1997 C, 6.5% 1/1/05	Aa1	1,340,000	1,468,144
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	Aaa	1,750,000	1,855,420
			3,323,564
West Virginia - 0.4%
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2001 A, 5.5% 4/1/14 (MBIA Insured)	Aaa	330,000	359,486
Wyoming - 2.8%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (d)	Aaa	2,000,000	2,469,500
TOTAL MUNICIPAL BONDS (Cost $79,684,687)			80,986,691
Municipal Notes - 15.9%

District Of Columbia - 2.9%
District of Columbia Gen. Oblig. Participating VRDN Series BS 00 92, 2.8% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	2,500,000	2,500,000
Florida - 2.2%
Florida Board of Ed. Participating VRDN Series BS 01 131, 2.8% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	900,000	900,000
Florida State Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 2.8% (Liquidity Facility Societe Generale) (c)(e)	1,000,000	1,000,000
		1,900,000
Municipal Notes - continued
	Principal Amount	Value (Note 1)
Pennsylvania - 1.4%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Carnegie Mellon Univ.) Series 1995 A, 2.75% (BPA Morgan Guaranty Trust Co., NY), VRDN (c)	$ 1,200,000	$ 1,200,000
Tennessee - 2.8%
Sevier County Pub. Bldg. Auth. Series IV A2, 2.75% (FSA Insured), VRDN (c)	2,400,000	2,400,000
Texas - 4.1%
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1997, 2.75%, VRDN (c)	3,600,000	3,600,000
Washington - 2.5%
Central Puget Sound Participating VRDN Series BS 00 101, 2.8% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	1,700,000	1,700,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 2.8% (Liquidity Facility Societe Generale) (c)(e)	500,000	500,000
		2,200,000
TOTAL MUNICIPAL NOTES (Cost $13,800,000)		13,800,000
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $93,484,687)		94,786,691
NET OTHER ASSETS - (9.0)%		(7,820,770)
NET ASSETS - 100%		$ 86,965,921
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.1%	AAA, AA, A	73.4%
Baa	4.1%	BBB	5.7%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.0%
Health Care	14.4
Transportation	10.9
Synthetics	7.6
Electric Utilities	6.3
Education	5.6
Others* (individually less than 5%)	11.2
100.0%
* Includes net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $84,510,049 and $4,816,072, respectively.
Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $93,482,724. Net unrealized appreciation aggregated $1,303,967, all of which was related to appreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $93,484,687) - See accompanying schedule		$ 94,786,691
Cash		48,844
Receivable for fund shares sold		1,336,067
Interest receivable		897,352
Other receivables		401
Prepaid expenses		17,428
Receivable from investment adviser for expense reductions		27,962
Total assets		97,114,745
Liabilities
Payable for investments purchased Regular delivery	$ 9,493,629
Delayed delivery	527,866
Distributions payable	57,998
Other payables and accrued expenses	69,331
Total liabilities		10,148,824
Net Assets		$ 86,965,921
Net Assets consist of:
Paid in capital		$ 85,644,268
Undistributed net investment income		3,973
Accumulated undistributed net realized gain (loss) on investments		15,676
Net unrealized appreciation (depreciation) on investments		1,302,004
Net Assets, for 8,505,620 shares outstanding		$ 86,965,921
Net Asset Value, offering price and redemption price per share ($86,965,921 ÷ 8,505,620 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	April 10, 2001 (commencement of operations) to July 31, 2001 (Unaudited)
Investment Income Interest		$ 557,072
Expenses
Management fee	$ 47,471
Transfer agent fees	7,732
Accounting fees and expenses	18,251
Non-interested trustees' compensation	23
Custodian fees and expenses	1,187
Registration fees	47,605
Audit	12,108
Legal	3
Miscellaneous	250
Total expenses before reductions	134,630
Expense reductions	(123,553)	11,077
Net investment income		545,995
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		15,676
Change in net unrealized appreciation (depreciation) on investment securities		1,302,004
Net gain (loss)		1,317,680
Net increase (decrease) in net assets resulting from operations		$ 1,863,675

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

April 10, 2001 (commencement of operations) to July 31, 2001 (Unaudited)
Increase (Decrease) in Net Assets
Operations Net investment income	$ 545,995
Net realized gain (loss)	15,676
Change in net unrealized appreciation (depreciation)	1,302,004
Net increase (decrease) in net assets resulting from operations	1,863,675
Distributions to shareholders from net investment income	(542,022)
Share transactions Net proceeds from sales of shares	92,884,628
Reinvestment of distributions	426,486
Cost of shares redeemed	(7,667,619)
Net increase (decrease) in net assets resulting from share transactions	85,643,495
Redemption fees	773
Total increase (decrease) in net assets	86,965,921
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,973)	$ 86,965,921
Other Information Shares
Sold	9,223,755
Issued in reinvestment of distributions	42,061
Redeemed	(760,196)
Net increase (decrease)	8,505,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

July 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.000
Income from Investment Operations Net investment income D	.128
Net realized and unrealized gain (loss)	.221
Total from investment operations	.349
Less Distributions
From net investment income	(.129)
Redemption fees added to paid in capital	.000
Net asset value, end of period	$ 10.220
Total Return B, C	3.51%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 86,966
Ratio of expenses to average net assets before expense reductions	1.07% A
Ratio of expenses to average net assets after voluntary waivers	.10% A
Ratio of expenses to average net assets after all expense reductions	.09% A, F
Ratio of net investment income to average net assets	4.32% A
Portfolio turnover rate	34% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period April 10, 2001 (commencement of operations) to July 31, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Tax-Free Bond Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .10% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the fund's expenses by $122,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $983 and $570, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SFB-SANN-0901 143507
1.762414.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

July 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Real Estate	6.25%	11.38%	75.10%	215.43%
S&P 500 ®	-10.78%	-14.33%	103.66%	286.18%
Wilshire Real Estate Securities	6.51%	11.99%	70.46%	162.36%
Real Estate Funds Average	5.32%	10.35%	63.69%	182.18%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks - and the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 151 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Real Estate	11.38%	11.85%	12.17%
S&P 500	-14.33%	15.29%	14.46%
Wilshire Real Estate Securities	11.99%	11.26%	10.13%
Real Estate Funds Average	10.35%	10.25%	10.64%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Real Estate Investment Portfolio on July 31, 1991. As the chart shows, by July 31, 2001, the value of the investment would have grown to $31,543 - a 215.43% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and Wilshire Real Estate Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500® Index would have grown to $38,618 - a 286.18% increase. If $10,000 was invested in the Wilshire Real Estate Securities Index, it would have grown to $26,236 - a 162.36% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Slower economic growth continued to plague U.S. stock markets during the six-month period ending July 31, 2001, despite a fairly strong rally across many sectors during the second quarter of this year. A continuation of corporate earnings misses in July prompted more layoffs and a further reduction in consumer confidence. Even the Federal Reserve Board's six interest-rate cuts in the first seven months of 2001 couldn't seem to stop the economy's slide. How well one's equity portfolio fared during the past six months largely depended on one's investment style of choice. Growth indexes of almost any kind - be it large-, mid- or small-cap - generally suffered double-digit losses during the past six months. Value indexes, on the other hand, particularly those with a smaller-cap slant, eked out single digit gains. For the six-month period ending July 31, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 7.24%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 21.79%. Other growth-oriented indexes also posted losses. The large-cap weighted Standard & Poor's 500SM Index fell 10.78%, while the tech- and telecom-heavy NASDAQ Composite® Index staggered to a -26.79% return. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 2.51%.

(Portfolio Manager photograph)
An interview with Steve Buller, Portfolio Manager of Fidelity Real Estate Investment Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period that ended July 31, 2001, the fund returned 6.25%, slightly behind the 6.51% return for the Wilshire Real Estate Securities Index. During the same period, the real estate funds average tracked by Lipper Inc. returned 5.32%, while the Standard & Poor's 500 Index declined 10.78%. For the 12-month period that ended July 31, 2001, the fund returned 11.38%, lagging the 11.99% return for the Wilshire index, but outperforming the Lipper average and S&P 500®, which returned 10.35% and -14.33%, respectively.

Q. Why did the fund slightly underperform the Wilshire index, but beat its Lipper peer group during the past six months?

A. The main reason the fund lagged the Wilshire index was that it held a higher percentage of blue-chip real estate companies that underperformed relative to other areas of the industry. Although many of these companies had better earnings growth prospects, management and balance sheets than the average company in the index, the market reacted in lukewarm fashion toward these particular holdings during the past six months. Instead, investors looking for a high dividend yield in a difficult equity market environment favored lower-quality, smaller-capitalization, higher-yielding real estate securities. Compared to our peers, the fund outperformed because I increased its weighting in selected higher-dividend-yielding securities earlier this year, while the average peer fund maintained a lower exposure to these strong-performing securities.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Relative to other areas of the market, real estate stocks have held up well during the recent economic slowdown. What factors drove this performance?

A. There were several reasons. First, the fundamentals of real estate investment trusts (REITs) have held up better. While real estate securities are not immune to the slowing economy, REITs by and large have performed in line or close to earnings expectations in recent quarters. Second, the valuations of real estate securities continued to be modestly attractive relative to the broader market. Third, REITs met investors' desire for a strong dividend yield in a difficult equity market. Additionally, more investors are recognizing the benefit of diversifying one's portfolio with real estate securities. This recognition fueled positive sentiment for the industry. Finally, there's been a lot of noise made recently about the possibility of Standard & Poor's including REITs in its S&P 500 index for the first time. This speculation heightened interest in a handful of large-cap REITs.

Q. Did you adjust your investment strategy during the past six months?

A. As I mentioned earlier, I broadened out the portfolio earlier in the year by selectively adding a number of high-yielding securities - such as strip mall REIT Crown American Realty Trust - that performed well. At the end of the period, however, I reduced the fund's exposure in this area and again emphasized blue-chip REITs, believing that the slowing economy would hurt some areas of the industry, such as hotels, which are susceptible to reduced consumer spending. During the second quarter of 2001, I altered my strategy with respect to apartment REITs, moving the fund's holdings to an overweighted position with such names as Equity Residential, on the basis that rental demand could remain stable given the economic slowdown at hand and people's necessity for housing.

Q. What holdings stood out as the fund's top performers? Which disappointed?

A. The REITs with the largest market-caps in three different sectors - Equity Residential (apartments), Equity Office Properties Trust (office) and Simon Property Group (malls) - were top contributors due to speculation about their inclusion in the S&P 500 index. Strip mall REIT Developers Diversified Realty benefited from investors' strong demand for high dividend yields. On the other hand, investors questioning the credit risk from a roughly $100 million loan by Reckson Associates, a New York City and vicinity office REIT, to an affiliated company, sent shares of Reckson lower. A slower consumer-spending climate hurt Starwood Hotels & Resorts, which operates the Westin and Sheraton hotel chains.

Q. What's your outlook?

A. The fundamentals in the real estate sector still remain better than other areas of the equity market. Supply remains in check and given the contractual nature of the REIT industry, which provides a steady stream of revenue and cash flow, REITs may be able to survive an economic downturn better than many other companies. As long as this scenario remains intact, I believe real estate securities should continue to perform well.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: Seeks above-average income and long-term capital growth, consistent with reasonable risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500. The fund invests mainly in equity securities of companies in the real estate industry.

Fund number: 303

Trading symbol: FRESX

Start date: November 17, 1986

Size: as of July 31, 2001, more than $1.1 billion

Manager: Steve Buller, since 1998; associate portfolio manager, Fidelity Real Estate Investment Portfolio, 1997-1998; manager, Fidelity Select Environmental Services Portfolio, 1997-1998; joined Fidelity in 1992

Steve Buller on the benefits of diversifying a portfolio with real estate securities:

"Real estate investment trusts (REITs) can provide a strong source of portfolio diversification for significant reasons, including competitive returns and low correlation to other equities. To begin with, REITs offer competitive risk-adjusted returns over time. During the 10-year period ending July 31, 2001, two popular real estate benchmarks - the National Association of Real Estate Investment Trusts (NAREIT) Index and the Wilshire Real Estate Securities Index - had average annual returns of 11.13% and 10.13%, respectively.

"REITs also have distinct investment performance characteristics. Because they have a very low correlation with large-cap stocks and small-cap stocks, owning them can boost a portfolio's return and/or lower the risk of that portfolio. The results of selected indexes during the past year provide an accurate portrayal of this low correlation. For the year ended July 31, 2001, the large-cap-oriented S&P 500 index declined 14.33%, the tech-heavy NASDAQ Composite Index fell 46.06%, and the small-cap Russell 2000® Index lost 1.71%. During the same one-year period, the Wilshire Real Estate Securities Index and the Fidelity Real Estate Investment Portfolio gained 11.99% and 11.38%, respectively.

"For these reasons, REITs can offer an attractive risk/reward trade-off for investors looking to meet their goals over time."

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Office Properties Trust	9.7	7.2
Apartment Investment & Management Co. Class A	6.4	2.7
Equity Residential Properties Trust (SBI)	5.2	3.6
Crescent Real Estate Equities Co.	5.0	5.1
CenterPoint Properties Trust	4.6	4.8
Simon Property Group, Inc.	4.2	3.4
Duke Realty Corp.	4.2	4.2
AvalonBay Communities, Inc.	3.9	3.0
ProLogis Trust	3.8	3.8
Boston Properties, Inc.	3.4	3.2
	50.4
Top Five REIT Sectors as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	22.6	23.5
REITs - Apartments	20.6	11.5
REITs - Industrial Buildings	20.3	22.1
REITs - Malls	9.4	10.2
REITs - Shopping Centers	8.4	7.0
Asset Allocation (% of fund's net assets)
As of July 31, 2001 *		As of January 31, 2001 **
	Stocks 92.1%		Stocks 91.0%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 9.0%
* Foreign investments	2.7%	** Foreign investments	3.0%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1) (000s)
HOTELS, RESTAURANTS & LEISURE - 1.8%
Casinos & Gaming - 0.4%
Harrah's Entertainment, Inc. (a)	100,000	$ 2,862
Park Place Entertainment Corp. (a)	100,000	1,071
TOTAL CASINOS & GAMING		3,933
Hotels - 1.4%
Starwood Hotels & Resorts Worldwide, Inc. unit	446,783	15,946
TOTAL HOTELS, RESTAURANTS & LEISURE		19,879
REAL ESTATE - 90.3%
Real Estate Management & Development - 6.1%
Boardwalk Equities, Inc. (c)	2,652,100	20,332
Boardwalk Equities, Inc. (d)(c)	254,100	1,948
Brookfield Properties Corp.	441,500	8,584
Catellus Development Corp. (a)	1,300,100	23,792
CR Leasing & Development, Inc.:
Class A (e)	46	0
Class B (non-vtg.) (e)	216	2
Getty Realty Corp. (a)	250,000	4,068
Regus PLC sponsored ADR	50,000	155
Security Capital Group, Inc. Class B (a)	79,116	1,630
The Rouse Co.	325,000	8,938
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		69,449
REITs - Apartments - 20.6%
Apartment Investment & Management Co. Class A	1,587,000	73,351
Archstone Communities Trust	1,177,000	30,025
AvalonBay Communities, Inc.	926,768	44,346
Charles E. Smith Residential Realty, Inc.	200,000	9,984
Colonial Properties Trust (SBI)	47,000	1,398
Equity Residential Properties Trust (SBI)	1,056,462	59,901
Gables Residential Trust (SBI)	418,000	12,268
Home Properties of New York, Inc.	85,009	2,563
Town & Country Trust	133,600	2,685
TOTAL REITS - APARTMENTS		236,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE - CONTINUED
REITs - Hotels - 0.6%
FelCor Lodging Trust, Inc.	335,000	$ 7,283
REITs - Industrial Buildings - 20.3%
AMB Property Corp.	916,900	22,923
Cabot Industrial Trust (SBI)	11,100	233
CenterPoint Properties Trust	1,120,200	52,929
Duke Realty Corp.	1,944,934	47,437
First Industrial Realty Trust, Inc.	267,800	8,409
Liberty Property Trust (SBI)	1,280,600	37,906
ProLogis Trust	2,045,624	43,367
Public Storage, Inc.	646,200	19,076
TOTAL REITS - INDUSTRIAL BUILDINGS		232,280
REITs - Malls - 9.4%
CBL & Associates Properties, Inc.	800,945	24,701
Crown American Realty Trust	580,100	4,705
General Growth Properties, Inc.	838,000	30,260
Simon Property Group, Inc.	1,715,500	48,634
TOTAL REITS - MALLS		108,300
REITs - Mobile Home Parks - 2.3%
Manufactured Home Communities, Inc.	354,100	10,064
Sun Communities, Inc.	445,400	15,727
TOTAL REITS - MOBILE HOME PARKS		25,791
REITs - Office Buildings - 22.6%
Arden Realty, Inc.	428,800	10,892
Boston Properties, Inc.	1,012,400	39,028
CarrAmerica Realty Corp.	266,400	7,952
Crescent Real Estate Equities Co.	2,353,000	56,778
Crocker Realty, Inc.:
Class A (e)	1,497	12
Class B (non-vtg.) (e)	1,521,600	11,747
Equity Office Properties Trust	3,691,390	110,814
Prentiss Properties Trust (SBI)	90,000	2,430
PS Business Parks, Inc.	181,800	5,236
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE - CONTINUED
REITs - Office Buildings - continued
Reckson Associates Realty Corp.	372,900	$ 8,260
SL Green Realty Corp.	181,600	5,502
TOTAL REITS - OFFICE BUILDINGS		258,651
REITs - Shopping Centers - 8.4%
Center Trust, Inc.	255,200	1,046
Developers Diversified Realty Corp.	124,700	2,188
Glimcher Realty Trust (SBI)	92,000	1,595
JDN Realty Corp.	977,000	11,646
Kimco Realty Corp.	659,700	30,874
Pan Pacific Retail Properties, Inc.	250,200	6,405
Regency Centers Corp.	210,000	5,401
Vornado Realty Trust	973,000	37,597
TOTAL REITS - SHOPPING CENTERS		96,752
TOTAL REAL ESTATE		1,035,027
TOTAL COMMON STOCKS (Cost $863,920)		1,054,906
Cash Equivalents - 8.1%

Fidelity Cash Central Fund, 3.98% (b) (Cost $93,237)	93,236,501	93,237
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $957,157)		1,148,143
NET OTHER ASSETS - (0.2)%		(2,165)
NET ASSETS - 100%		$ 1,145,978
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,948,000 or 0.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CR Leasing & Development, Inc. Class A	11/19/97	$ 0
CR Leasing & Development, Inc. Class B (non-vtg.)	11/19/97	$ 2
Crocker Realty, Inc. Class A	11/19/97	$ 15
Crocker Realty, Inc. Class B (non-vtg.)	11/19/97 - 12/28/98	$ 15,215
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $398,537,000 and $316,506,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $34,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,761,000 or 1.0% of net assets.

Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $958,264,000. Net unrealized appreciation aggregated $189,879,000, of which $200,354,000 related to appreciated investment securities and $10,475,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $957,157) - See accompanying schedule		$ 1,148,143
Receivable for investments sold		2,792
Receivable for fund shares sold		2,754
Dividends receivable		1,282
Interest receivable		322
Redemption fees receivable		3
Total assets		1,155,296
Liabilities
Payable for investments purchased	$ 6,901
Payable for fund shares redeemed	1,774
Accrued management fee	547
Other payables and accrued expenses	96
Total liabilities		9,318
Net Assets		$ 1,145,978
Net Assets consist of:
Paid in capital		$ 908,517
Undistributed net investment income		618
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,857
Net unrealized appreciation (depreciation) on investments		190,986
Net Assets, for 59,902 shares outstanding		$ 1,145,978
Net Asset Value, offering price and redemption price per share ($1,145,978 ÷ 59,902 shares)		$19.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2001 (Unaudited)
Investment Income Dividends (including $68 received from affiliated issuers)		$ 21,769
Interest		1,689
Total income		23,458
Expenses
Management fee	$ 3,000
Transfer agent fees	1,088
Accounting fees and expenses	135
Non-interested trustees' compensation	2
Custodian fees and expenses	18
Registration fees	13
Audit	15
Legal	5
Miscellaneous	3
Total expenses before reductions	4,279
Expense reductions	(266)	4,013
Net investment income		19,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($65) on sales of investments in affiliated issuers)	46,798
Foreign currency transactions	2	46,800
Change in net unrealized appreciation (depreciation) on investment securities		(4,684)
Net gain (loss)		42,116
Net increase (decrease) in net assets resulting from operations		$ 61,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 19,445	$ 38,990
Net realized gain (loss)	46,800	69,701
Change in net unrealized appreciation (depreciation)	(4,684)	114,291
Net increase (decrease) in net assets resulting from operations	61,561	222,982
Distributions to shareholders From net investment income	(19,825)	(37,424)
From net realized gain	(7,651)	-
Total distributions	(27,476)	(37,424)
Share transactions Net proceeds from sales of shares	222,295	466,868
Reinvestment of distributions	25,248	34,143
Cost of shares redeemed	(166,007)	(356,613)
Net increase (decrease) in net assets resulting from share transactions	81,536	144,398
Redemption fees	289	823
Total increase (decrease) in net assets	115,910	330,779
Net Assets
Beginning of period	1,030,068	699,289
End of period (including undistributed net investment income of $618 and $998, respectively)	$ 1,145,978	$ 1,030,068
Other Information Shares
Sold	11,920	26,993
Issued in reinvestment of distributions	1,381	2,008
Redeemed	(9,090)	(21,243)
Net increase (decrease)	4,211	7,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 14.59	$ 15.21	$ 20.11	$ 18.25	$ 14.13
Income from Investment Operations
Net investment income D	.35	.77	.62	.75	.79	.86
Net realized and unrealized gain (loss)	.77	3.85	(.55)	(4.48)	2.41	3.97
Total from investment operations	1.12	4.62	.07	(3.73)	3.20	4.83
Less Distributions
From net investment income	(.36)	(.73)	(.69)	(.78)	(.79)	(.72)
From net realized gain	(.14)	-	-	(.27)	(.56)	-
In excess of net realized gain	-	-	-	(.13)	-	-
Total distributions	(.50)	(.73)	(.69)	(1.18)	(1.35)	(.72)
Redemption fees added to paid in capital	.01	.02	.00	.01	.01	.01
Net asset value, end of period	$ 19.13	$ 18.50	$ 14.59	$ 15.21	$ 20.11	$ 18.25
Total Return B, C	6.25%	32.37%	0.43%	(18.98)%	17.93%	35.45%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,146	$ 1,030	$ 699	$ 1,084	$ 2,480	$ 2,196
Ratio of expenses to average net assets	.83% A	.86%	.90%	.89%	.86%	.94%
Ratio of expenses to average net assets after all expense reductions	.78% A, E	.82% E	.88% E	.86% E	.84% E	.90% E
Ratio of net investment income to average net assets	3.77% A	4.58%	4.06%	4.23%	4.06%	5.63%
Portfolio turnover rate	65% A	71%	32%	28%	76%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to.75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $251,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4,000 and $11,000, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Boardwalk Equities, Inc.	$ 1,088	$ -	$ 68	$ 22,280
Crown American Realty Trust	-	999	-	-
Total	$ 1,088	$ 999	$ 68	$ 22,280

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Steven J. Buller, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

REA-SANN-0901 144181
1.706448.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Utilities

Fund

Semiannual Report

July 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Utilities	-10.99%	-23.43%	83.26%	225.74%
S&P 500 ®	-10.78%	-14.33%	103.66%	286.18%
Russell 3000® Utilities	-9.69%	-11.99%	75.88%	202.56%
Utility Funds Average	-10.14%	-5.79%	79.32%	196.04%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks - and the Russell 3000® Utilities Index - a market capitalization-weighted index comprised of over 200 utility stocks that are included in the Russell 3000 Index. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Utilities	-23.43%	12.88%	12.53%
S&P 500	-14.33%	15.29%	14.46%
Russell 3000 Utilities	-11.99%	11.95%	11.71%
Utility Funds Average	-5.79%	12.18%	11.33%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Utilities Fund on July 31, 1991. As the chart shows, by July 31, 2001, the value of the investment would have grown to $32,574 - a 225.74% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and the Russell 3000 Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 in the S&P 500 Index would have grown to $38,618 - a 286.18% increase. If $10,000 was put in the Russell 3000 Utilities Index, it would have grown to $30,256 - a 202.56% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Slower economic growth continued to plague U.S. stock markets during the six-month period ending July 31, 2001, despite a fairly strong rally across many sectors during the second quarter of this year. A continuation of corporate earnings misses in July prompted more layoffs and a further reduction in consumer confidence. Even the Federal Reserve Board's six interest-rate cuts in the first seven months of 2001 couldn't seem to stop the economy's slide. How well one's equity portfolio fared during the past six months largely depended on one's investment style of choice. Growth indexes of almost any kind - be it large-, mid- or small-cap - generally suffered double-digit losses during the past six months. Value indexes, on the other hand, particularly those with a smaller-cap slant, eked out single digit gains. For the six-month period ending July 31, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 7.24%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 21.79%. Other growth-oriented indexes also posted losses. The large-cap weighted Standard & Poor's 500SM Index fell 10.78%, while the tech- and telecom-heavy NASDAQ Composite® Index staggered to a -26.79% return. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 2.51%.

(Portfolio Manager photograph)
An interview with Tim Cohen, Portfolio Manager of Fidelity Utilities Fund

Q. How did the fund perform, Tim?

A. For the six-month period that ended July 31, 2001, the fund had a total return of -10.99%. By comparison, the Russell 3000® Utilities Index returned -9.69% during the same period, while the utility funds average tracked by Lipper Inc. returned -10.14%. For the 12-month period that ended July 31, 2001, the fund had a total return of -23.43%, while the Russell index and Lipper average returned -11.99% and -5.79%, respectively.

Q. What caused the fund to underperform the Russell index and Lipper peer group average during the past six months?

A. An abrupt economic slowdown put pressure on the sector's high-growth industries as fearful investors sought refuge in more stable growth areas, such as electric utilities. Although my stock selection among electric utilities helped the fund's holdings outperform the electric utility holdings in the Russell index, underweighting this strong-performing group hurt the fund's performance relative to both the index and peer group. After a lengthy period of growth, demand for telecommunications services and equipment plateaued in mid-2000. Reflecting that trend, the fund's holdings in both wireless service providers and wireless equipment manufacturers held back the fund's relative return. Specifically, owning some underperforming wireless equipment stocks that weren't included in the index, such as Comverse Technology and Nokia, proved disappointing.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What themes did you incorporate into the fund?

A. I reduced exposure to pure wireless stocks, but not enough to offset the weakness sustained by the fund in these holdings earlier in the period. However, my decision to overweight regional Bell operating companies (RBOCs) was a good one. These companies had been the least affected by the sector's overcapacity and performed well. I also kept the fund underweighted in electric utilities. Although this strategy hurt the fund overall during the six-month period, it proved helpful during the past few months as these stocks began to suffer. After reaching near-peak valuations, investors reacted pessimistically to the federal government's willingness to step into the California power crisis and set price controls, which could limit the earnings potential of electric utilities. Also, aggressive plans for new power plant construction by independent power producers and a more lenient permitting process for new power plants could cause capacity growth to outstrip demand growth in the next few years, adding further downward pressure. In this industry, I held a few electric utility holdings that I considered less susceptible to these negative trends, including AES, which derives roughly 70% of its earnings from international sources, and Southern Company, which is an example of a well-run utility with a high dividend yield and minimum exposure to the independent power market.

Q. Can you elaborate on why you emphasized RBOCs?

A. Sure. I believed the RBOCs stood to benefit from their strong competitive position in local markets, expansion into long-distance and the addition of higher-growth services such as digital subscriber lines (DSL). The regulatory climate was more favorable than at any other time during the past five years. The RBOCs continued to gain approvals to enter new long-distance markets, a likely source of incremental revenues. RBOCs by and large have been successful at bundling long-distance with local service and taking market share with minimal capital expenditure. Further, although the RBOCs were too aggressive in their projections for DSL penetration, this fast-growing segment could contribute to profits in the coming quarters.

Q. What stocks stood out as top performers? Which disappointed?

A. Southern Company benefited from the strong investor environment for electric utilities. Investors rewarded long-distance service provider AT&T for the company's ongoing corporate restructuring, which included the spin-off of its wireless business in July. On the down side, shares of energy company Enron fell sharply due to a number of factors, including declining energy prices, regulatory overhang from the California energy crisis, and mounting losses in its ancillary broadband business. Qwest Communications' exposure to the wholesale long-distance market, which suffers from the industry's worst overcapacity, led to a disproportionate drop in its stock price.

Q. What's your outlook, Tim?

A. Given the difficult economic environment, I will continue to emphasize the incumbent companies, or those with an established customer base, low debt and expanding business lines in their respective industries, such as the RBOCs. These companies have been least affected by the current overcapacity and lack of additional funding in the sector, and they have reasonable growth opportunities. Many of their competitors are still relying heavily on the debt markets to propel their growth. Elsewhere, capital expenditures by telecom service providers peaked in 2000, and I expect it could take a couple of years of lower spending before it falls back to historical long-term trend levels.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high total return through a combination of current income and capital appreciation

Fund number: 311

Trading symbol: FIUIX

Start date: November 27, 1987

Size: as of July 31, 2001, more than $1.7 billion

Manager: Tim Cohen, since 2000; manager, Fidelity Advisor Telecommunications & Utilities Growth Fund and Fidelity Select Telecommunications Portfolio, since 2000; Fidelity Select Insurance Portfolio, 1999-2000; joined Fidelity in 1996

Tim Cohen on the wireless industry:

"Wireless stocks came under pressure during the past year for a variety of reasons. A slowing economy put pressure on the growth of wireless service providers and wireless equipment manufacturers. Based on a slowdown in sales of handsets and services, it appeared that wireless subscriber growth had reached its peak, and the industry would be unlikely to sustain its previously strong growth rate. The promise of new data applications - including wireless Internet access - and the development of networking to support these applications, was pushed further into the future as U.S. adoption of these new services was delayed. Investors also began to question whether or not the adoption of these new applications - and their subsequent price increases - would stimulate demand as was initially expected. Higher-than-expected costs to purchase spectrum for these applications in Europe further dampened investor enthusiasm for wireless stocks. Further, the U.S. government has yet to allocate spectrum to build out these third-generation networks, and there's much uncertainty about when and if the spectrum is going to be available. Additionally, based on the promise of new applications, the valuations of many of these stocks were stretched to unsustainable limits.

"Given these factors, I positioned the fund to own small- and mid-cap wireless stocks that have better growth prospects and less competition. The fund owned companies that had a blend of wireline and wireless businesses, such as ALLTEL; some international stocks, such as Vodafone Group, where the valuations are relatively better; and other companies that could be takeover candidates, such as Nextel."

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications	9.0	7.3
BellSouth Corp.	8.9	7.4
SBC Communications, Inc.	7.2	6.1
Citizens Communications Co.	6.6	6.0
AT&T Corp.	6.5	6.2
AES Corp.	5.4	0.9
ALLTEL Corp.	4.8	3.6
Southern Co.	4.0	2.8
EchoStar Communications Corp. Class A	3.7	3.2
American Electric Power Co., Inc.	3.3	2.6
	59.4
Top Industries as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Telecommunication Services	46.7	47.9
Electric Utilities	20.7	10.8
Media	7.4	6.6
Wireless Telecommunication Services	5.0	7.8
Gas Utilities	4.6	6.8
Asset Allocation (% of fund's net assets)
As of July 31, 2001 *		As of January 31, 2001 **
	Stocks 90.1%		Stocks 90.6%
	Short-Term Investments and Net Other Assets 9.9%		Short-Term Investments and Net Other Assets 9.4%
* Foreign investments	4.5%	* * Foreign investments	7.4%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.4%
Media - 7.4%
AT&T Corp. - Liberty Media Group Class A (a)	12	$ 0
Comcast Corp. Class A (special) (a)	1,210,600	46,039
EchoStar Communications Corp. Class A (a)	2,231,200	66,378
General Motors Corp. Class H	993,600	19,176
		131,593
FINANCIALS - 0.0%
Diversified Financials - 0.0%
TeraBeam Labs Investors LLC (d)	9,600	0
INDUSTRIALS - 1.8%
Industrial Conglomerates - 1.8%
Tyco International Ltd.	593,000	31,548
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Tellium, Inc.	3,000	39
TELECOMMUNICATION SERVICES - 51.7%
Diversified Telecommunication Services - 46.7%
ALLTEL Corp.	1,369,300	84,417
AT&T Corp.	5,742,987	116,066
BellSouth Corp.	3,899,400	158,706
CenturyTel, Inc.	616,700	19,093
Citizens Communications Co. (a)	9,554,431	117,233
Covad Communications Group, Inc. (a)	12	0
Korea Telecom sponsored ADR	430,000	9,116
Qwest Communications International, Inc.	1,025,727	26,669
SBC Communications, Inc.	2,825,834	127,247
TeraBeam Networks (d)	9,600	10
TRICOM SA sponsored ADR (a)(c)	516,900	3,153
Tycom Ltd.	450,000	6,570
Verizon Communications	2,960,500	160,311
Williams Communications Group, Inc. (a)	317,972	687
		829,278
Wireless Telecommunication Services - 5.0%
AT&T Wireless Services, Inc. (a)	48,093	899
Nextel Communications, Inc. Class A (a)	1,741,570	28,997
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NTT DoCoMo, Inc.	971	$ 13,433
Vodafone Group PLC sponsored ADR	2,108,800	45,445
		88,774
TOTAL TELECOMMUNICATION SERVICES		918,052
UTILITIES - 29.2%
Electric Utilities - 20.7%
AES Corp. (a)	2,493,500	95,501
American Electric Power Co., Inc.	1,304,300	58,694
DPL, Inc.	1,292,900	31,495
Entergy Corp.	436,400	16,365
Niagara Mohawk Holdings, Inc. (a)	3,100,525	52,678
Northeast Utilities	2,137,740	42,755
Southern Co.	3,001,700	70,540
		368,028
Gas Utilities - 4.6%
KeySpan Corp.	641,400	19,652
Kinder Morgan, Inc.	576,900	30,230
NiSource, Inc.	1,183,000	31,184
		81,066
Multi-Utilities - 3.9%
Enron Corp.	1,243,846	56,408
Williams Companies, Inc.	386,640	12,952
		69,360
TOTAL UTILITIES		518,454
TOTAL COMMON STOCKS (Cost $1,633,304)		1,599,686
Cash Equivalents - 11.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.98% (b)	176,714,833	$ 176,715
Fidelity Securities Lending Cash Central Fund, 3.88% (b)	31,935,000	31,935
TOTAL CASH EQUIVALENTS (Cost $208,650)		208,650
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,841,954)		1,808,336
NET OTHER ASSETS - (1.8)%		(32,192)
NET ASSETS - 100%		$ 1,776,144
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Labs Investors LLC	7/12/01	$ 0
TeraBeam Networks	4/7/00	$ 36
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $417,988,000 and $588,024,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000 or 0.0% of net assets.

Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,845,220,000. Net unrealized depreciation aggregated $36,884,000, of which $166,496,000 related to appreciated investment securities and $203,380,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending January 31, 2002 approximately $213,222,000 of losses recognized during the period November 1, 2000 to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value, (including securities loaned of $29,429) (cost $1,841,954) - See accompanying schedule		$ 1,808,336
Cash		417
Receivable for fund shares sold		456
Dividends receivable		3,677
Interest receivable		688
Other receivables		6
Total assets		1,813,580
Liabilities
Payable for investments purchased	$ 417
Payable for fund shares redeemed	3,647
Accrued management fee	1,019
Other payables and accrued expenses	418
Collateral on securities loaned, at value	31,935
Total liabilities		37,436
Net Assets		$ 1,776,144
Net Assets consist of:
Paid in capital		$ 2,098,133
Undistributed net investment income		5,730
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,102)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(33,617)
Net Assets, for 116,235 shares outstanding		$ 1,776,144
Net Asset Value, offering price and redemption price per share ($1,776,144 ÷ 116,235 shares)		$15.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2001 (Unaudited)
Investment Income Dividends		$ 13,553
Interest		4,271
Security lending		42
Total income		17,866
Expenses
Management fee Basic fee	$ 4,598
Performance adjustment	1,815
Transfer agent fees	1,942
Accounting and security lending fees	206
Custodian fees and expenses	30
Registration fees	40
Audit	25
Legal	8
Total expenses before reductions	8,664
Expense reductions	(476)	8,188
Net investment income		9,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(76,747)
Foreign currency transactions	42	(76,705)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(171,430)
Assets and liabilities in foreign currencies	7	(171,423)
Net gain (loss)		(248,128)
Net increase (decrease) in net assets resulting from operations		$ (238,450)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 9,678	$ 12,162
Net realized gain (loss)	(76,705)	280,421
Change in net unrealized appreciation (depreciation)	(171,423)	(781,340)
Net increase (decrease) in net assets resulting from operations	(238,450)	(488,757)
Distributions to shareholders From net investment income	(6,088)	(10,273)
From net realized gain	-	(380,360)
In excess of net realized gain	-	(148,560)
Total distributions	(6,088)	(539,193)
Share transactions Net proceeds from sales of shares	75,122	597,211
Reinvestment of distributions	5,440	488,371
Cost of shares redeemed	(286,806)	(803,631)
Net increase (decrease) in net assets resulting from share transactions	(206,244)	281,951
Total increase (decrease) in net assets	(450,782)	(745,999)
Net Assets
Beginning of period	2,226,926	2,972,925
End of period (including undistributed net investment income of $5,730 and $2,140, respectively)	$ 1,776,144	$ 2,226,926
Other Information Shares
Sold	4,719	24,459
Issued in reinvestment of distributions	344	26,867
Redeemed	(18,166)	(35,556)
Net increase (decrease)	(13,103)	15,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 17.22	$ 26.18	$ 24.11	$ 19.62	$ 17.37	$ 16.41
Income from Invest- ment Operations
Net investment income D	.08	.10	.15	.35	.43	.48
Net realized and unrealized gain (loss)	(1.97)	(4.24)	5.15	5.78	4.46	1.50
Total from invest-ment operations	(1.89)	(4.14)	5.30	6.13	4.89	1.98
Less Distributions
From net investment income	(.05)	(.09)	(.18)	(.35)	(.44)	(.48)
From net realized gain	-	(3.40)	(3.05)	(1.29)	(2.20)	(.54)
In excess of net realized gain	-	(1.33)	-	-	-	-
Total distributions	(.05)	(4.82)	(3.23)	(1.64)	(2.64)	(1.02)
Net asset value, end of period	$ 15.28	$ 17.22	$ 26.18	$ 24.11	$ 19.62	$ 17.37
Total Return B, C	(10.99)%	(16.21)%	23.80%	32.60%	29.16%	12.73%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,776	$ 2,227	$ 2,973	$ 2,245	$ 1,738	$ 1,280
Ratio of expenses to average net assets	.91% A	.80%	.80%	.85%	.87%	.84%
Ratio of expenses to average net assets after all expense reductions	.86% A, E	.78% E	.79% E	.83% E	.85% E	.81% E
Ratio of net invest- ment income to average net assets	1.02% A	.43%	.61%	1.63%	2.34%	2.96%
Portfolio turnover rate	48% A	126%	50%	55%	57%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance adjustment (up to a maximum of ±.15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .67% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $457,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,000 and $18,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
TRICOM SA sponsored ADR	$ -	$ -	$ -	$ 3,153

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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